Stock-Based Compensation (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock option activity
Total options outstanding, end of period (in shares)	6,807,169
Exercisable at the end of the period (in shares)	1,927,069
Weighted-Average Exercise Price
Total options outstanding at the end of the period (in dollars per share)	$ 31.17
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 26.87
Stock Options | DISH Network Awards
Stock option activity
Total options outstanding, beginning of period (in shares)	10,214,344	11,938,090	13,018,490
Granted (in shares)	452,000	667,750	2,225,500
Exercised (in shares)	(1,731,975)	(2,233,496)	(3,172,900)
Forfeited and cancelled (in shares)	(2,127,200)	(158,000)	(133,000)
Total options outstanding, end of period (in shares)	6,807,169	10,214,344	11,938,090
Exercisable at the end of the period (in shares)	1,927,069	3,107,544	4,061,289
Weighted-Average Exercise Price
Total options outstanding, beginning of the period (in dollars per share)	$ 25.29	$ 22.49	$ 18.99
Granted (in dollars per share)	69.11	63.23	36.75
Exercised (in dollars per share)	16.26	20.49	14.70
Forfeited and cancelled (in dollars per share)	23.12	41.84	30.25
Total options outstanding at the end of the period (in dollars per share)	31.17	25.29	22.49
Exercisable, Weighted-Average Exercise Price (in dollars per share)	$ 26.87	$ 19.81	$ 17.88
Stock Options | DISH Network Awards | Long-Term Performance Based Plans
Stock option activity
Total options outstanding, beginning of period (in shares)	5,926,500	6,468,500
Total options outstanding, end of period (in shares)	3,904,500	5,926,500	6,468,500
Weighted-Average Exercise Price
Total options outstanding, beginning of the period (in dollars per share)	$ 25.15	$ 24.92
Total options outstanding at the end of the period (in dollars per share)	$ 28.03	$ 25.15	$ 24.92